DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2020	Feb. 28, 2015
Preferred stock, authorized	1,000,000,000	100,000,000	100,000,000
Cash equivalents		$ 0	$ 0
Allowance for uncollectible accounts receivable			881,676
Impairment of goodwill		853,366	70,995
Impairment of intangible assets		$ 1,849,630	$ 878,877
Estimated useful life			20 years
Ally Pharma
Common stock issued	110,000,000
Ownership percentage	80.00%
Computers and Office Equipment
Estimated useful life		3 years
Telecommunications Network
Estimated useful life		5 years
Telecommunications Equipment | Maximum One [Member]
Estimated useful life		10 years
Telecommunications Equipment | Minumum One [Member]
Estimated useful life		7 years
Two Customers | Accounts Receivable
Concentration risk		78.00%	91.00%
Series A Preferred Stock
Preferred stock, authorized	1,000,000	1,000,000	1,000,000		100,000,000
Percentage of common stock conversion	60.00%
Common stock issued	1,000,000	1,000,000	1,000,000
Series D Preferred Stock
Preferred stock, authorized	10,000,000	20,000,000	20,000,000	100,000,000
Percentage of common stock conversion	75.00%
Common stock issued	46,649	0	0
Price per share	$ 5.00
TPT SpeedConnect
Deferred revenue	$ 286,788	$ 292,847	$ 305,741
TPT MedTech
Deferred revenue	0	0
Aire Fitness
Deferred revenue	$ 41,000	$ 48,973